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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               --------------------------------

Check here if Amendment [  ]; Amendment Number:

   This Amendment (Check only one.):     [   ] is a restatement.
                                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Clarium Capital Management LLC
             --------------------------------------
Address:     555 California Street, Suite 4360
             --------------------------------------
             San Francisco, CA 94104
             --------------------------------------

             --------------------------------------

Form 13F File Number: 28-
                         -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:        Peter Thiel
             --------------------------------------
Title:       President
             --------------------------------------
Phone:       (415) 248-5140
             --------------------------------------

Signature, Place, and Date of Signing:

/s/ Peter Thiel           San Francisco, California           February 13, 2006
---------------------     -------------------------------     -----------------
     [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

      Form 13F File Number           Name

                                     Clarium Capital Management LLC
                                     ----------------------------------------
      28-
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           ---------------
Form 13F Information Table Entry Total:    5
                                           ---------------
Form 13F Information Table Value Total:    $232,531
                                           ---------------
                                             (thousands)

List of Other Included Managers:           NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.               Form 13 F File Number         Name

                        28-
      -----------          --------------------       ----------------


                                       2
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                           FORM 13F INFORMATION TABLE

        COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8
        --------               --------     --------   --------          --------          --------   --------     --------
                                                        VALUE     SHRS OF           PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   SH/PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
     --------------         --------------    -----    --------   -------   ------  ----  ----------  --------  ----------------
Altria Group                    Common      02209S103     3,990     53,405      SH           SOLE                    SOLE
Apache Corporation              Common      037411105    76,363  1,114,470      SH           SOLE                    SOLE
Hewlett-Packard Company         Common      428236103     6,027    210,500      SH           SOLE                    SOLE
Nexen, Inc.                     Common      65334H102   138,571  2,909,320      SH           SOLE                    SOLE
Pemco Aviation Group, Inc.      Common      706444106     7,580    430,440      SH           SOLE                    SOLE